Contingent liabilities	9 Months Ended
Mar. 31, 2024
Contingent liabilities [Abstract]
Contingent liabilities
Note 15. Contingent liabilities

In addition to PwC continuing in their capacity as receiver in respect of the Non-Recourse SPVs, a hearing was held in June 2023 in The Supreme Court of British Columbia with respect to, among other things, claims brought by the lender, NYDIG ABL LLC, seeking remedies regarding the limited recourse equipment financing facilities entered into by the Non-Recourse SPVs. A judgement on these proceedings was delivered on 10 August 2023 which declared, among other things, that the transactions pursuant to hashpower services provided by the Non-Recourse SPVs to the Company to be void. On 21 August 2023, the Company filed a notice to appeal the judgement. NYDIG ABL LLC had until 15 September 2023 to file a notice of cross-appeal however on 10 January 2024, it bought an application to extend the time to file such a notice. The hearing for the application seeking to extend the time to cross-appeal was held on 30 January 2024 which granted NYDIG’s application. On 31 January 2024 NYDIG filed its notice of cross appeal with the Court of Appeal seeking an order that the substantive consolidation and oppression remedies be remitted to the Supreme Court for consideration and reasons. On 12 March 2024, the hearing for the Company’s appeal and NYDIG’s cross appeal was held in by the Court of Appeal.